Segment Reporting - Condensed Consolidated Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 437.7	$ 384.3	$ 881.7	$ 774.5	$ 1,520.4
Operating expenses	(62.7)	(54.8)	(119.3)	(106.7)	(216.0)
Profit from sale of vessels	10.5	3.5	27.6	3.5	50.4
Administrative expenses	(23.8)	(21.9)	(50.0)	(39.5)	(82.9)
Other operating income and expenses	(0.2)	(0.2)	(0.4)	(0.1)	6.3
Depreciation and amortization	(46.8)	(37.0)	(89.9)	(72.1)	(149.3)
Operating profit (EBIT)	204.3	199.8	427.0	363.3	698.6
Financial income	7.7	2.6	14.1	6.7	14.3
Financial expenses	(18.9)	(18.0)	(37.2)	(30.5)	(60.9)
Profit before tax	193.1	184.4	403.9	339.5	652.0
Net profit for the period	194.2	185.4	403.4	339.1	648.0
Tanker segment
Disclosure of operating segments [line items]
Revenue	434.3	375.0	874.6	758.8	1,491.4
Port expenses, bunkers and commissions	(108.4)	(67.0)	(218.0)	(185.9)	(407.6)
Operating expenses	(62.9)	(54.8)	(119.6)	(106.7)	(216.4)
Profit from sale of vessels	10.5	3.5	27.6	3.5	50.4
Administrative expenses	(21.8)	(19.2)	(46.1)	(34.1)	(76.5)
Other operating income and expenses	(0.2)	(0.2)	(0.5)	(0.2)	6.0
Depreciation and amortization	(46.7)	(36.7)	(89.7)	(71.5)	(148.2)
Operating profit (EBIT)	204.8	200.6	428.3	363.9	699.1
Financial income	7.6	2.6	13.9	6.7	14.3
Financial expenses	(18.8)	(17.9)	(37.0)	(30.3)	(60.5)
Profit before tax	193.6	185.3	405.2	340.3	652.9
Tax	1.1	1.0	0.0	(0.5)	(4.0)
Net profit for the period	194.7	186.3	405.2	339.8	648.9
Marine Exhaust segment
Disclosure of operating segments [line items]
Revenue	9.0	11.8	14.6	21.2	48.0
Other cost of goods and services sold	(6.0)	(8.6)	(9.7)	(14.2)	(36.6)
Administrative expenses	(2.0)	(2.7)	(3.9)	(5.4)	(6.4)
Other operating income and expenses			0.1	0.1	0.3
Depreciation and amortization	(0.1)	(0.3)	(0.2)	(0.6)	(1.1)
Operating profit (EBIT)	0.9	0.2	0.9	1.1	4.2
Financial income	0.1	0.0	0.2
Financial expenses	(0.1)	(0.1)	(0.2)	(0.2)	(0.4)
Profit before tax	0.9	0.1	0.9	0.9	3.8
Tax			(0.5)	0.1
Net profit for the period	0.9	0.1	0.4	1.0	3.8
Inter-segment elimination
Disclosure of operating segments [line items]
Revenue	(5.6)	(2.5)	(7.5)	(5.5)	(19.0)
Other cost of goods and services sold	4.0	1.5	5.0	3.8	13.9
Operating expenses	0.2		0.3		0.4
Operating profit (EBIT)	(1.4)	(1.0)	(2.2)	(1.7)	(4.7)
Profit before tax	(1.4)	(1.0)	(2.2)	(1.7)	(4.7)
Net profit for the period	(1.4)	(1.0)	(2.2)	(1.7)	(4.7)
Total
Disclosure of operating segments [line items]
Revenue	437.7	384.3	881.7	774.5	1,520.4
Port expenses, bunkers and commissions	(108.4)	(67.0)	(218.0)	(185.9)	(407.6)
Other cost of goods and services sold	(2.0)	(7.1)	(4.7)	(10.4)	(22.7)
Operating expenses	(62.7)	(54.8)	(119.3)	(106.7)	(216.0)
Profit from sale of vessels	10.5	3.5	27.6	3.5	50.4
Administrative expenses	(23.8)	(21.9)	(50.0)	(39.5)	(82.9)
Other operating income and expenses	(0.2)	(0.2)	(0.4)	(0.1)	6.3
Depreciation and amortization	(46.8)	(37.0)	(89.9)	(72.1)	(149.3)
Operating profit (EBIT)	204.3	199.8	427.0	363.3	698.6
Financial income	7.7	2.6	14.1	6.7	14.3
Financial expenses	(18.9)	(18.0)	(37.2)	(30.5)	(60.9)
Profit before tax	193.1	184.4	403.9	339.5	652.0
Tax	1.1	1.0	(0.5)	(0.4)	(4.0)
Net profit for the period	$ 194.2	$ 185.4	$ 403.4	$ 339.1	$ 648.0